RELATED PARTIES (Schedule of Transaction with Related Parties) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Disclosure of transactions between related parties [line items]
Sales of goods to the Parent Company | ₪		₪ 93	₪ 208	₪ 265
Participation in expenses with Parent Company | ₪		95	296	301
Salary management fees, and bonus to related parties | ₪		2,281	2,190	17,108
Salary and bonus to key management personal | ₪		2,734	3,091	1,599
Share-based payment | ₪				152
Car expenses | ₪		₪ 498	₪ 383	₪ 1,016
US Dollars [Member]
Disclosure of transactions between related parties [line items]
Sales of goods to the Parent Company | $	$ 27
Participation in expenses with Parent Company | $	28
Salary management fees, and bonus to related parties | $	658
Salary and bonus to key management personal | $	789
Share-based payment | $
Car expenses | $	$ 144